UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

CIBC Atlas Funds

Semi-Annual Report

April 30, 2019

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

Beginning on April 30, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling
1-855-328-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-328-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all CIBC Atlas Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2019

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-328-3863; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%	Shares	Value
COMMUNICATION SERVICES — 8.1%

Alphabet, Cl A *	10,559	$12,659,819

Alphabet, Cl C *	34,393	40,875,392

Comcast, Cl A	451,434	19,650,922

T-Mobile US *	261,332	19,074,623

		92,260,756

CONSUMER DISCRETIONARY — 11.5%

Amazon.com *	29,517	56,865,091

Dollar General	100,825	12,713,024

Expedia Group	114,509	14,867,848

Home Depot	97,745	19,910,656

TJX	213,334	11,707,770

VF	163,462	15,432,448

		131,496,837

CONSUMER STAPLES — 1.5%

PepsiCo	130,387	16,696,055

ENERGY — 5.0%

Chevron	121,067	14,535,304

EOG Resources	117,590	11,294,519

Kinder Morgan	390,719	7,763,587

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
ENERGY — continued

Occidental Petroleum	134,104	$7,896,044

Pioneer Natural Resources	92,642	15,421,187

		56,910,641

FINANCIALS — 14.5%

BlackRock, Cl A	39,405	19,120,882

Capital One Financial	165,053	15,321,870

Citigroup	315,091	22,276,933

Intercontinental Exchange	307,010	24,975,264

JPMorgan Chase	238,896	27,723,881

Prudential Financial	146,754	15,513,365

US Bancorp	377,137	20,108,945

Wells Fargo	416,780	20,176,320

		165,217,460

HEALTH CARE — 15.1%

Cigna	120,670	19,167,223

Danaher	216,187	28,631,806

Johnson & Johnson	164,428	23,217,234

Medtronic	249,170	22,128,788

Merck	129,944	10,227,892

Stryker	62,386	11,785,339

Thermo Fisher Scientific	66,273	18,387,444

UnitedHealth Group	109,190	25,448,913

Zoetis, Cl A	132,865	13,530,972

		172,525,611

INDUSTRIALS — 10.4%

Boeing	36,575	13,814,012

Fortive	155,642	13,438,130

Honeywell International	165,246	28,691,663

Raytheon	106,713	18,951,162

Union Pacific	106,542	18,862,196

United Technologies	169,497	24,171,967

		117,929,130

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY — 24.9%

Adobe *	54,828	$15,858,999

Analog Devices	141,537	16,452,261

Apple	152,300	30,562,041

Automatic Data Processing	120,772	19,853,709

Cisco Systems	497,250	27,821,137

Fidelity National Information Services	202,400	23,464,232

Fiserv *	199,798	17,430,378

Microsoft	396,970	51,844,282

Oracle	326,980	18,091,803

QUALCOMM	270,867	23,329,775

Visa, Cl A	240,907	39,612,338

		284,320,955

MATERIALS — 3.6%

Dow	88,092	4,997,459

DowDuPont	264,264	10,160,951

Ecolab	49,395	9,092,632

Linde	94,790	17,086,845

		41,337,887

REAL ESTATE — 1.3%

American Tower, Cl A ‡	76,525	14,945,332

UTILITIES — 0.6%

NextEra Energy	34,234	6,656,459

TOTAL COMMON STOCK (Cost $632,355,294)		1,100,297,123

CASH EQUIVALENT — 3.5%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.320% (Cost $39,369,067)	39,369,067	39,369,067

TOTAL INVESTMENTS — 100.0% (Cost $671,724,361)		$1,139,666,190

Percentages are based on Net Assets of $1,140,198,651.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2019 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl	— Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.8%**	Shares	Value
CONSUMER DISCRETIONARY — 16.5%

Aptiv PLC *	86,917	$7,448,787

AutoZone *	18,936	19,472,078

BorgWarner	106,088	4,431,296

Bright Horizons Family Solutions *	41,636	5,335,653

Carter’s	68,334	7,237,254

Dollar Tree *	121,614	13,533,206

Domino’s Pizza	22,229	6,014,723

Marriott International, Cl A	69,863	9,530,710

Marriott Vacations Worldwide	39,754	4,199,215

Mohawk Industries *	29,404	4,006,295

O’Reilly Automotive *	21,994	8,326,269

Ross Stores	139,256	13,599,741

Tractor Supply	61,865	6,403,027

Ulta Beauty *	16,466	5,746,305

		115,284,559

CONSUMER STAPLES — 3.6%

Brown-Forman, Cl B	95,974	5,114,455

Church & Dwight	107,500	8,057,125

Monster Beverage *	118,320	7,051,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
CONSUMER STAPLES — continued

Sprouts Farmers Market *	241,463	$5,172,137

		25,395,589

ENERGY — 1.3%

Cimarex Energy	52,809	3,625,866

Concho Resources	48,340	5,577,469

		9,203,335

FINANCIALS — 5.2%

Ameriprise Financial	57,161	8,389,520

Intercontinental Exchange	109,970	8,946,060

MSCI, Cl A	31,521	7,104,203

TD Ameritrade Holding	129,847	6,827,355

Western Alliance Bancorp *	106,676	5,096,979

		36,364,117

HEALTH CARE — 14.2%

Alexion Pharmaceuticals *	61,277	8,341,638

Centene *	144,078	7,428,662

Cooper	20,465	5,933,213

Edwards Lifesciences *	57,866	10,188,466

Encompass Health	170,541	10,991,368

Exact Sciences *	111,146	10,968,999

HCA Healthcare	60,219	7,661,663

Humana	25,875	6,608,734

Jazz Pharmaceuticals *	41,988	5,448,783

Ligand Pharmaceuticals *	21,288	2,679,095

PRA Health Sciences *	81,036	7,845,905

Teleflex	28,698	8,212,794

Universal Health Services, Cl B	56,220	7,132,631

		99,441,951

INDUSTRIALS — 14.6%

AMETEK	104,324	9,198,247

CoStar Group *	10,232	5,077,630

HD Supply Holdings *	166,895	7,625,433

Hexcel	97,620	6,902,710

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS — continued

Hubbell, Cl B	65,982	$8,419,303

IHS Markit *	135,610	7,765,029

Kansas City Southern	55,396	6,821,463

KAR Auction Services	85,741	4,842,652

Masco	129,611	5,062,606

Parker-Hannifin	35,637	6,453,148

Pentair	71,510	2,788,175

Rexnord *	138,432	3,959,155

Roper Technologies	35,990	12,945,603

TransUnion	120,085	8,363,920

Xylem	76,726	6,398,948

		102,624,022

INFORMATION TECHNOLOGY — 33.0%

Amphenol, Cl A	85,623	8,524,626

ANSYS *	49,281	9,649,220

Autodesk *	84,094	14,986,392

Citrix Systems	37,990	3,835,470

Cognizant Technology Solutions, Cl A	185,949	13,566,839

EPAM Systems *	106,794	19,154,572

Euronet Worldwide *	123,143	18,457,904

Fidelity National Information Services	107,147	12,421,552

Fiserv *	271,690	23,702,236

FleetCor Technologies *	34,579	9,023,390

Global Payments	98,091	14,328,152

Mellanox Technologies *	39,166	4,711,670

Microchip Technology	140,197	14,004,278

PTC *	145,019	13,119,869

Skyworks Solutions	58,690	5,175,284

TE Connectivity	84,683	8,099,929

WEX *	43,047	9,052,784

Worldpay, Cl A *	180,774	21,188,520

Xilinx	71,392	8,577,035

		231,579,722

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
MATERIALS — 4.4%

Ashland Global Holdings	55,985	$4,508,472

Berry Global Group *	148,665	8,741,502

Crown Holdings *	126,553	7,356,526

FMC	95,621	7,559,796

Livent *	264,280	2,848,939

		31,015,235

REAL ESTATE — 4.0%

Equinix ‡	21,641	9,840,163

Jones Lang LaSalle	34,461	5,326,637

SBA Communications, Cl A * ‡	62,453	12,723,549

		27,890,349

TOTAL COMMON STOCK (Cost $473,743,206)		678,798,879

CASH EQUIVALENT — 3.2%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.320% (Cost $22,584,115)	22,584,115	22,584,115

TOTAL INVESTMENTS — 100.0% (Cost $496,327,321)		$701,382,994

Percentages are based on Net Assets of $701,523,626.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

PLC — Public Limited Company

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 64.8%	Shares	Value
COMMUNICATION SERVICES — 3.8%
Alphabet, Cl A *	5,500	$6,594,280
Comcast, Cl A	113,801	4,953,757
Verizon Communications	61,498	3,517,071

		15,065,108

CONSUMER DISCRETIONARY — 6.2%
Amazon.com *	3,131	6,031,934
Carnival	90,782	4,980,301
Home Depot	31,160	6,347,292
VF	73,423	6,931,865

		24,291,392

CONSUMER STAPLES — 2.6%
Kellogg	65,897	3,973,589
PepsiCo	49,955	6,396,738

		10,370,327

ENERGY — 5.3%
Chevron	65,458	7,858,887
Kinder Morgan	423,197	8,408,924
Occidental Petroleum	74,795	4,403,930

		20,671,741

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
FINANCIALS — 9.9%
Ares Capital	202,787	$3,650,166
Golub Capital	227,225	4,187,757
JPMorgan Chase	93,561	10,857,754
Navient	261,893	3,538,175
Prudential Financial	62,634	6,621,040
US Bancorp	113,587	6,056,459
Wells Fargo	81,445	3,942,752

		38,854,103

HEALTH CARE — 6.5%
Alcon *	10,798	628,443
Johnson & Johnson	51,832	7,318,678
Merck	87,415	6,880,435
Novartis ADR	53,994	4,439,927
Pfizer	78,623	3,192,880
UnitedHealth Group	12,598	2,936,216

		25,396,579

INDUSTRIALS — 7.9%
Boeing	22,067	8,334,485
Lockheed Martin	26,183	8,727,580
Triton International	62,273	2,051,895
Union Pacific	35,297	6,248,981
United Parcel Service, Cl B	54,076	5,743,953

		31,106,894

INFORMATION TECHNOLOGY — 14.7%
Apple	47,723	9,576,574
Automatic Data Processing	47,899	7,874,117
Broadcom	21,044	6,700,410
Cisco Systems	93,280	5,219,016
Microchip Technology	70,797	7,071,912
Microsoft	85,425	11,156,505
QUALCOMM	82,693	7,122,348
Visa, Cl A	18,554	3,050,834

		57,771,716

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

MATERIALS — 2.3%

Dow	19,448	$1,103,285

DowDuPont	58,345	2,243,365

Linde	32,782	5,909,284

		9,255,934

REAL ESTATE — 3.6%

Crown Castle International ‡	30,130	3,789,751

Hannon Armstrong Sustainable Infrastructure Capital ‡	187,575	4,987,619

Weyerhaeuser ‡	200,261	5,366,995

		14,144,365

UTILITIES — 2.0%

American Water Works	32,687	3,536,407

NextEra Energy	9,541	1,855,152

Xcel Energy	42,328	2,391,532

		7,783,091

TOTAL COMMON STOCK (Cost $195,454,019)		254,711,250

CORPORATE OBLIGATIONS — 24.2%	Face Amount

COMMUNICATION SERVICES — 3.8%

Comcast

4.700%, 10/15/48	$3,500,000	3,802,352

Discovery Communications

3.800%, 03/13/24	2,000,000	2,040,349

Level 3 Financing

5.250%, 03/15/26	2,000,000	2,030,635

Sirius XM Radio

6.000%, 07/15/24(A)	750,000	774,375

Sprint Capital

6.900%, 05/01/19	1,000,000	1,000,000

Sprint Spectrum

3.360%, 09/20/21(A)	3,125,000	3,117,187

Verizon Communications

3.500%, 11/01/24	2,250,000	2,304,406

		15,069,304

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

CONSUMER DISCRETIONARY — 3.9%

Amazon.com

3.150%, 08/22/27(A)	$3,300,000	$3,322,274

Ford Motor Credit

3.336%, 03/18/21	2,855,000	2,845,047

General Motors Financial

3.872%, VAR ICE LIBOR USD 3 Month+1.270%, 10/04/19	2,000,000	2,007,122

Goodyear Tire & Rubber

5.125%, 11/15/23	1,200,000	1,217,400

Speedway Motorsports

5.125%, 02/01/23	1,835,000	1,835,000

Tenneco

5.375%, 12/15/24	630,000	567,000

Warner Media

3.600%, 07/15/25	3,500,000	3,510,289

		15,304,132

ENERGY — 2.6%

DCP Midstream Operating

6.750%, 09/15/37(A)	1,500,000	1,563,750

GasLog

8.875%, 03/22/22	1,800,000	1,863,000

Genesis Energy

6.000%, 05/15/23	1,700,000	1,718,598

Kinder Morgan MTN

7.800%, 08/01/31	1,400,000	1,821,879

Sabine Pass Liquefaction

5.750%, 05/15/24	1,250,000	1,371,762

5.625%, 03/01/25	1,750,000	1,922,865

		10,261,854

FINANCIALS — 4.5%

Ally Financial

3.750%, 11/18/19	3,500,000	3,504,375

Ares Capital

3.875%, 01/15/20	2,500,000	2,511,579

Bank of America MTN

3.950%, 04/21/25	3,250,000	3,322,493

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

FINANCIALS — continued

Goldman Sachs Group MTN

4.332%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	$3,000,000	$3,070,559

Morgan Stanley

3.772%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/22	3,000,000	3,032,571

Navient MTN

4.875%, 06/17/19	346,000	346,519

Wells Fargo MTN

4.100%, 06/03/26	2,000,000	2,047,552

		17,835,648

HEALTH CARE — 2.4%

CVS Health

3.350%, 03/09/21	4,500,000	4,532,102

Fresenius US Finance II

4.500%, 01/15/23(A)	2,000,000	2,052,635

HCA

6.500%, 02/15/20	1,150,000	1,180,338

5.000%, 03/15/24	1,250,000	1,323,326

Universal Health Services

4.750%, 08/01/22(A)	500,000	504,440

		9,592,841

INDUSTRIALS — 1.3%

General Electric MTN

2.200%, 01/09/20	1,000,000	994,022

Masco

4.450%, 04/01/25	3,750,000	3,887,487

		4,881,509

INFORMATION TECHNOLOGY — 3.6%

Apple

3.850%, 08/04/46	3,000,000	2,974,120

CommScope Technologies

6.000%, 06/15/25(A)	2,000,000	2,031,300

NXP BV

4.625%, 06/01/23(A)	1,000,000	1,043,260

4.625%, 06/15/22(A)	1,000,000	1,038,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INFORMATION TECHNOLOGY — continued salesforce.com

3.700%, 04/11/28	$3,000,000	$3,141,909

Sanmina

4.375%, 06/01/19(A)	1,750,000	1,751,103

Visa

3.150%, 12/14/25	2,000,000	2,029,398

		14,009,990

MATERIALS — 0.5%

NOVA Chemicals

5.000%, 05/01/25(A)	2,000,000	1,945,000

REAL ESTATE — 0.8%

Boston Properties

2.750%, 10/01/26	1,000,000	951,184

Sabra Health Care

5.500%, 02/01/21	2,000,000	2,017,500

		2,968,684

UTILITIES — 0.8%

AES

6.000%, 05/15/26	3,000,000	3,172,500

TOTAL CORPORATE OBLIGATIONS (Cost $93,594,891)		95,041,462

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds

3.000%, 02/15/48	6,000,000	6,067,500

2.500%, 02/15/45	2,000,000	1,845,625

		7,913,125

United States Treasury Inflation Indexed Bonds

0.500%, 01/15/28	10,247,700	10,211,745

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,344,770)		18,124,870

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

EXCHANGE-TRADED FUND — 1.3%	Shares	Value

Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	379,398	$5,053,581

TOTAL EXCHANGE-TRADED FUND (Cost $4,625,140)		5,053,581

PREFERRED STOCK — 1.1%

FINANCIALS — 0.5%

Wells Fargo, 7.500% *	1,700	2,222,648

REAL ESTATE — 0.6%

Crown Castle International, 6.875% * ‡	1,000	1,153,990

Public Storage, 4.900% ‡	50,000	1,189,500

		2,343,490

TOTAL PREFERRED STOCK (Cost $4,212,538)		4,566,138

CASH EQUIVALENT — 3.7%(B)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.320%	14,487,486	14,487,486

TOTAL CASH EQUIVALENT (Cost $14,487,486)		14,487,486

TOTAL INVESTMENTS — 99.7% (Cost $329,718,844)		$391,984,787

WRITTEN EQUITY OPTIONS — (0.1)%(C)	Contracts	Value
TOTAL WRITTEN OPTIONS — (0.1)% (Premiums Received $201,883)	(2,140)	$(361,225)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

A list of the exchange traded option contracts held by the Fund at April 30, 2019, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
Alphabet*	(55)	$(6,594,280)	$1,360	06/22/19	$(7,150)
Amazon.com*	(30)	(5,779,560)	2,055	06/22/19	(51,750)
Apple*	(100)	(2,006,700)	210	05/18/19	(20,000)
Broadcom*	(100)	(3,184,000)	320	05/18/19	(55,000)
Comcast*	(500)	(2,176,500)	43	05/18/19	(68,000)
Navient*	(1,300)	(1,756,300)	13	05/18/19	(136,500)
Union Pacific*	(55)	(973,720)	175	05/18/19	(22,825)

Total Written Options					$(361,225)

Percentages are based on Net Assets of $393,260,191.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2019 was $19,144,224 which represents 4.9% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of April 30, 2019.
(C)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2019, when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$254,711,250	$—	$—	$254,711,250
Corporate Obligations	—	95,041,462	—	95,041,462
U.S. Treasury Obligations	—	18,124,870	—	18,124,870
Exchange-Traded Fund	5,053,581	—	—	5,053,581
Preferred Stock	4,566,138	—	—	4,566,138
Cash Equivalent	14,487,486	—	—	14,487,486

Total Investments in Securities	$278,818,455	$113,166,332	$—	$391,984,787

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(361,225)	$—	$—	$(361,225)
Total Other Financial

Instruments	$(361,225)	$—	$—	$(361,225)

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%**	Shares	Value

COMMUNICATION SERVICES — 5.2%

Live Nation Entertainment *	107,171	$7,002,553

Pinterest, Cl A *	620	19,208

Tencent Holdings ADR	49,135	2,419,407

		9,441,168

CONSUMER DISCRETIONARY — 9.9%

Amazon.com *	6,078	11,709,389

Bright Horizons Family Solutions *	39,667	5,083,326

Lululemon Athletica *	7,710	1,359,658

		18,152,373

ENERGY — 1.8%

Pioneer Natural Resources	19,621	3,266,112

FINANCIALS — 8.1%

Charles Schwab	76,576	3,505,649

Intercontinental Exchange	27,222	2,214,510

MarketAxess Holdings	8,413	2,341,590

S&P Global	30,671	6,767,863

Tradeweb Markets, Cl A *	1,000	40,250

		14,869,862

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE — 17.3%

ABIOMED *	4,913	$1,362,915

Edwards Lifesciences *	26,563	4,676,948

Exact Sciences *	44,501	4,391,804

IDEXX Laboratories *	24,566	5,699,312

Intuitive Surgical *	11,670	5,959,052

Thermo Fisher Scientific	19,561	5,427,199

Zoetis, Cl A	39,799	4,053,130

		31,570,360

INDUSTRIALS — 12.7%

Cintas	11,498	2,496,676

CoStar Group *	12,824	6,363,910

IHS Markit *	90,881	5,203,846

Roper Technologies	21,862	7,863,761

TransUnion	18,915	1,317,430

		23,245,623

INFORMATION TECHNOLOGY — 34.9%

Adobe *	23,841	6,896,009

CDW	12,618	1,332,461

FleetCor Technologies *	18,047	4,709,365

Gartner *	32,646	5,189,734

GoDaddy, Cl A *	16,597	1,352,655

Guidewire Software *	14,168	1,508,892

Mastercard, Cl A	45,649	11,605,802

Microsoft	28,515	3,724,059

PayPal Holdings *	33,106	3,733,364

salesforce.com *	27,861	4,606,817

ServiceNow *	13,988	3,797,882

SS&C Technologies Holdings	97,767	6,614,915

Tyler Technologies *	16,066	3,725,866

Worldpay, Cl A *	11,700	1,371,357

Zendesk *	41,297	3,625,051

		63,794,229

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

MATERIALS — 5.3%

Ecolab	25,619	$4,715,945

Sherwin-Williams	10,978	4,993,124

		9,709,069

REAL ESTATE — 1.5%

SBA Communications, Cl A * ‡	13,620	2,774,803

TOTAL COMMON STOCK (Cost $101,176,588)		176,823,599

CASH EQUIVALENT — 4.5%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.320% (Cost $8,256,018)	8,256,018	8,256,018

TOTAL INVESTMENTS — 101.2% (Cost $109,432,606)		$185,079,617

Percentages are based on Net Assets of $182,903,797.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%	Shares	Value

COMMUNICATION SERVICES — 2.8%

Comcast, Cl A	62,851	$2,735,904

Verizon Communications	13,970	798,944

		3,534,848

CONSUMER DISCRETIONARY — 9.3%

Home Depot	11,165	2,274,311

McDonald’s	6,592	1,302,381

Starbucks	50,691	3,937,677

TJX	75,676	4,153,099

		11,667,468

ENERGY — 6.4%

Enterprise Products Partners (A)	124,725	3,570,877

Magellan Midstream Partners (A)	56,045	3,475,350

Royal Dutch Shell ADR, Cl B	13,974	906,773

		7,953,000

FINANCIALS — 16.7%

Blackstone Group (A)	152,063	6,000,406

Brookfield Asset Management, Cl A	60,625	2,921,519

CME Group, Cl A	27,469	4,914,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS — continued

JPMorgan Chase	61,029	$7,082,415

		20,918,544

HEALTH CARE — 14.9%

Abbott Laboratories	75,073	5,972,808

Anthem	13,079	3,440,169

AstraZeneca ADR	37,930	1,428,444

Becton Dickinson	19,240	4,631,838

CVS Health	30,697	1,669,303

Merck	18,678	1,470,145

		18,612,707

INDUSTRIALS — 10.9%

Boeing	5,261	1,987,027

Fastenal	34,661	2,445,333

Honeywell International	9,282	1,611,634

Raytheon	25,398	4,510,431

Union Pacific	17,177	3,041,016

		13,595,441

INFORMATION TECHNOLOGY — 21.6%

Accenture, Cl A	9,323	1,703,032

Apple	34,135	6,849,871

CDW	15,595	1,646,832

Cisco Systems	30,380	1,699,761

Microchip Technology	36,992	3,695,131

Microsoft	79,648	10,402,029

Texas Instruments	9,417	1,109,605

		27,106,261

MATERIALS — 1.5%

Avery Dennison	17,535	1,940,248

REAL ESTATE — 10.0%

American Campus Communities ‡	38,085	1,797,612

American Tower, Cl A ‡	31,290	6,110,937

Americold Realty Trust ‡	52,750	1,688,528

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

REAL ESTATE — continued

CyrusOne ‡	52,176	$2,905,681

		12,502,758

UTILITIES — 2.5%

Brookfield Infrastructure Partners (A)	75,090	3,107,224

TOTAL COMMON STOCK (Cost $73,931,695)		120,938,499

CASH EQUIVALENT — 3.3%(B)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.320% (Cost $4,107,959)	4,107,959	4,107,959

TOTAL INVESTMENTS — 99.9% (Cost $78,039,654)		$125,046,458

Percentages are based on Net Assets of $125,198,335.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At April 30, 2019, these securities amounted to $16,153,857 or 12.9% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Assets:
Investments at Value (Cost $671,724,361, $496,327,321 and $329,718,844, respectively)	$1,139,666,190	$701,382,994	$391,984,787
Receivable for Capital Shares Sold	1,339,623	628,470	711,475
Dividends and Interest Receivable	293,814	66,579	1,253,657
Reclaim Receivable	–	12,532	29,850
Prepaid Expenses	22,413	8,781	7,271

Total Assets	1,141,322,040	702,099,356	393,987,040

Liabilities:
Written Equity Options, at value (Premiums Received $—, $— and $201,883, respectively)	–	–	361,225
Payable for Capital Shares Redeemed	404,094	75,000	125,000
Audit Fees Payable	11,762	10,715	11,315
Payable Due to Adviser	602,813	428,193	190,496
Payable Due to Administrator	49,405	30,851	17,156
Chief Compliance Officer Fees Payable	2,152	1,262	632
Payable Due to Trustees	–	–	15
Other Accrued Expenses	53,163	29,709	21,010

Total Liabilities	1,123,389	575,730	726,849

Net Assets	$1,140,198,651	$701,523,626	$393,260,191

Net Assets Consist of:
Paid-in Capital	$665,268,111	$512,662,907	$332,000,232
Total Distributable Earnings	474,930,540	188,860,719	61,259,959

Net Assets	$1,140,198,651	$701,523,626	$393,260,191

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	54,122,683	44,155,316	32,613,663

Net Asset Value, Offering and Redemption Price Per Share	$21.07	$15.89	$12.06

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund
Assets:
Investments at Value (Cost $109,432,606 and $78,039,654, respectively)	$185,079,617	$125,046,458
Receivable for Capital Shares Sold	143,927	26,965
Dividends and Interest Receivable	29,820	214,858
Reclaim Receivable	–	4,602
Prepaid Expenses	9,711	19,875

Total Assets	185,263,075	125,312,758

Liabilities:
Payable for Investment Securities Purchased	2,174,658	–
Payable for Capital Shares Redeemed	23,606	3,384
Audit Fees Payable	10,291	10,291
Payable Due to Adviser	142,408	95,190
Payable Due to Administrator	7,883	5,451
Chief Compliance Officer Fees Payable	223	107
Other Accrued Expenses	209	–

Total Liabilities	2,359,278	114,423

Net Assets	$182,903,797	$125,198,335

Net Assets Consist of:
Paid-in Capital	$103,644,400	$77,673,825
Total Distributable Earnings	79,259,397	47,524,510

Net Assets	$182,903,797	$125,198,335

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,313,550	3,155,041

Net Asset Value, Offering and Redemption Price Per Share	$28.97	$39.68

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Investment Income:
Dividends	$17,171,029	$2,338,141	$3,701,737
Income Distributions from Registered Investment Companies	—	—	193,695
Interest	—	—	2,022,303

Total Investment Income	17,171,029	2,338,141	5,917,735

Expenses:
Investment Advisory Fees	3,370,354	2,354,211	1,059,286
Administration Fees	281,265	173,469	97,572
Trustees’ Fees	11,537	7,060	3,921
Chief Compliance Officer Fees	2,818	1,755	1,018
Transfer Agent Fees	36,841	25,542	21,090
Registration and Filing Fees	22,191	15,563	14,890
Custodian Fees	20,346	12,385	7,554
Printing Fees	17,168	10,581	5,963
Legal Fees	14,382	8,811	4,948
Audit Fees	11,464	11,987	11,687
Other Expenses	22,021	13,938	10,540

Total Expenses	3,810,387	2,635,302	1,238,469

Less:
Fees Paid Indirectly (Note 4)	(161)	(77)	(42)

Net Expenses	3,810,226	2,635,225	1,238,427

Net Investment Income (Loss)	13,360,803	(297,084)	4,679,308

Net Realized Gain (Loss) on Investments	5,557,069	(5,547,852)	(1,181,554)
Net Realized Loss on Written Equity Options	–	–	(195,297)
Net Change in Unrealized Appreciation on Investments	89,701,477	94,510,321	29,405,166
Net Change in Unrealized Depreciation on Written Equity Options	–	–	(159,342)

Net Realized and Unrealized Gain on Investments and Written Equity Options	95,258,546	88,962,469	27,868,973

Net Increase in Net Assets Resulting from Operations	$108,619,349	$88,665,385	$32,548,281

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund
Investment Income:
Dividends	$365,542	$985,021
Less: Foreign Taxes Withheld	—	(2,819)

Total Investment Income	365,542	982,202

Expenses:
Investment Advisory Fees	660,754	454,677
Administration Fees	44,535	31,416
Trustees’ Fees	1,884	1,284
Chief Compliance Officer Fees	494	365
Transfer Agent Fees	16,567	15,502
Audit Fees	12,216	12,216
Registration and Filing Fees	10,118	11,597
Custodian Fees	3,476	2,481
Legal Fees	3,430	2,734
Other Expenses	8,245	6,202

Total Expenses	761,719	538,474

Less:
Advisory Waiver Recapture (Note 5)	124,894	86,908
Fees Paid Indirectly (Note 4)	(178)	(113)

Net Expenses	886,435	625,269

Net Investment Income (Loss)	(520,893)	356,933

Net Realized Gain on Investments	5,281,690	1,878,011

Net Change in Unrealized Appreciation on Investments	15,503,019	8,919,571

Net Realized and Unrealized Gain on Investments	20,784,709	10,797,582

Net Increase in Net Assets Resulting from Operations	$20,263,816	$11,154,515

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Disciplined Equity Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$13,360,803	$7,473,968
Net Realized Gain on Investments	5,557,069	62,086,677
Net Change in Unrealized Appreciation on Investments	89,701,477	49,548,221

Net Increase in Net Assets Resulting from Operations	108,619,349	119,108,866

Distributions:
Institutional Shares	(78,097,005)	(24,205,849)

Total Distributions	(78,097,005)	(24,205,849)

Capital Share Transactions:
Institutional Shares
Issued	99,835,316	104,650,171
Reinvestment of Dividends and Distributions	69,938,695	21,194,875
Redeemed	(67,321,887)	(111,901,795)

Net Increase in Net Assets from Capital Share Transactions	102,452,124	13,943,251

Total Increase in Net Assets	132,974,468	108,846,268

Net Assets:
Beginning of Period	1,007,224,183	898,377,915

End of Period	$1,140,198,651	$1,007,224,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Mid Cap Equity Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Loss	$(297,084)	$(931,777)
Net Realized Gain (Loss) on Investments	(5,547,852)	3,909,537
Net Change in Unrealized Appreciation on Investments	94,510,321	16,926,096

Net Increase in Net Assets Resulting from Operations	88,665,385	19,903,856

Capital Share Transactions:
Institutional Shares
Issued	52,747,377	114,080,602
Redeemed	(47,460,670)	(48,884,891)

Net Increase in Net Assets from Capital Share Transactions	5,286,707	65,195,711

Total Increase in Net Assets	93,952,092	85,099,567

Net Assets:
Beginning of Period	607,571,534	522,471,967

End of Period	$701,523,626	$607,571,534

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Income Opportunities Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$4,679,308	$8,329,269
Net Realized Gain (Loss) on Investments and Written Equity Options	(1,376,851)	2,509,545
Net Change in Unrealized Appreciation on Investments and Written Equity Options	29,245,824	3,884,874

Net Increase in Net Assets Resulting from Operations	32,548,281	14,723,688

Distributions:
Institutional Shares	(5,935,254)	(8,368,583)

Total Distributions	(5,935,254)	(8,368,583)

Capital Share Transactions:
Institutional Shares
Issued	53,744,448	52,969,967
Reinvestment of Dividends and Distributions	3,595,739	4,213,151
Redeemed	(20,127,416)	(56,815,692)

Net Increase in Net Assets from Capital Share Transactions	37,212,771	367,426

Total Increase in Net Assets	63,825,798	6,722,531

Net Assets:
Beginning of Period	329,434,393	322,711,862

End of Period	$393,260,191	$329,434,393

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas All Cap Growth Fund(1)
	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018(2)	Year Ended August 31, 2018
Operations:
Net Investment Loss	$(520,893)	$(264,837)	$(1,143,983)
Net Realized Gain on Investments	5,281,690	1,501,190	26,550,342
Net Change in Unrealized Appreciation (Depreciation) on Investments	15,503,019	(20,421,802)	23,733,731

Net Increase (Decrease) in Net Assets Resulting from Operations	20,263,816	(19,185,449)	49,140,090

Distributions
Institutional Shares	(24,652,020)	–	(15,046,568)

Total Distributions	(24,652,020)	–	(15,046,568)

Capital Share Transactions:
Institutional Shares Issued	18,037,855	5,137,278	25,233,672
Reinvestment of Dividends and Distributions	24,550,713	–	14,636,758
Redemption Fees - Note 2	–	–	1,654
Redeemed	(21,476,574)	(7,508,289)	(29,216,347)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	21,111,994	(2,371,011)	10,655,737

Total Increase (Decrease) in Net Assets	16,723,790	(21,556,460)	44,749,259

Net Assets:
Beginning of Period	166,180,007	187,736,467	142,987,208

End of Period	$182,903,797	$166,180,007	$187,736,467

(1)

On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund (the “AT All Cap Growth Fund”). Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(2)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund changed its fiscal year end to October 31 (See Note 1 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Equity Income Fund(1)
	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018(2)	Year Ended August 31, 2018
Operations:
Net Investment Income (Loss)	$356,933	$(2,981)	$867,068
Net Realized Gain (Loss) on Investments	1,878,011	(115,964)	7,640,529
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,919,571	(5,952,841)	7,899,437

Net Increase (Decrease) in Net Assets Resulting from Operations	11,154,515	(6,071,786)	16,407,034

Distributions
Institutional Shares	(6,245,914)	(160,014)	(4,669,310)

Total Distributions	(6,245,914)	(160,014)	(4,669,310)

Capital Share Transactions:
Institutional Shares Issued	11,378,717	3,226,442	7,417,803
Reinvestment of Dividends and Distributions	6,218,344	158,808	4,553,386
Redeemed	(8,775,156)	(1,599,369)	(16,367,280)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,821,905	1,785,881	(4,396,091)

Total Increase (Decrease) in Net Assets	13,730,506	(4,445,919)	7,341,633

Net Assets:
Beginning of Period	111,467,829	115,913,748	108,572,115

End of Period	$125,198,335	$111,467,829	$115,913,748

(1)

On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1 in Notes to Financial Statements.

(2)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas Equity Income Fund changed its fiscal year end to October 31 (See Note 1 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Six Months	Year Ended October 31,
	Ended April
	30, 2019
Institutional Class	(Unaudited)	2018(2)	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$20.76	$18.76	$15.73	$16.40	$15.77	$14.07

Income from Investment Operations:
Net Investment Income*	0.26	0.16	0.16	0.15	0.15	0.13
Net Realized and Unrealized Gain	1.63	2.36	3.11	0.01	1.16	2.32

Total from Investment Operations	1.89	2.52	3.27	0.16	1.31	2.45

Dividends and Distributions:
Net Investment Income	(0.32)	(0.16)	(0.15)	(0.15)	(0.13)	(0.13)
Net Realized Gains	(1.26)	(0.36)	(0.09)	(0.68)	(0.55)	(0.62)

Total Dividends and Distributions	(1.58)	(0.52)	(0.24)	(0.83)	(0.68)	(0.75)

Net Asset Value, End of Period	$21.07	$20.76	$18.76	$15.73	$16.40	$15.77

Total Return †	10.67%	13.61%	21.02%	1.17%	8.50%	18.25%

Ratios and Supplemental Data Net Assets, End of Period (Thousands)	$1,140,199	$1,007,224	$898,378	$732,489	$675,226	$586,379
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.75%**	0.76%	0.78%‡	0.80%‡	0.79%	0.79%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.75%**	0.76%	0.78%	0.79%	0.79%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.63%**	0.78%	0.89%	1.00%	0.93%	0.89%
Portfolio Turnover Rate	6%***	19%	17%	12%	16%	22%

(1)

On January 2, 2014, the Invesco Disciplined Equity Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Disciplined Equity Fund. Information presented prior to January 2, 2014 is that of the Predecessor Fund.

(2)	On June 25, 2018, the name of the AT Disciplined Equity Fund changed to CIBC Atlas Disciplined Equity Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the year.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Six Months	Year Ended October 31,				Period
	Ended April					Ended
	30, 2019					October 31,
Institutional Class	(Unaudited)	2018(2)	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$13.85	$13.28	$11.28	$11.49	$10.54	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.01)	(0.02)	(0.02)	(0.02)	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss)	2.05	0.59	2.17	(0.18)	1.04	0.55

Total from Investment Operations	2.04	0.57	2.15	(0.20)	1.01	0.54

Dividends and Distributions:
Net Realized Gains	—	—	(0.15)	(0.01)	(0.06)	—

Return of Capital	—	—	—(3)	—	—	—

Total Dividends and Distributions	—	—	(0.15)	(0.01)	(0.06)	—

Net Asset Value, End of Period	$15.89	$13.85	$13.28	$11.28	$11.49	$10.54

Total Return †	14.73%	4.29%	19.28%	(1.74%)	9.60%	5.40%

Ratios and Supplemental Data Net Assets, End of Period (Thousands)	$701,524	$607,572	$522,472	$334,175	$249,899	$47,888
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.84%**	0.85%	0.87%	0.88%	0.98%‡	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.84%**	0.85%	0.87%	0.88%	0.94%	1.67%**
Ratio of Net Investment Loss to Average Net Assets	(0.09)%**	(0.16)%	(0.20)%	(0.21)%	(0.27)%	(0.27)%**
Portfolio Turnover Rate	10%***	9%	17%	23%	11%	7%***

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	Commenced operations on June 27, 2014.
(2)	On June 25, 2018, the name of the AT Mid Cap Equity Fund changed to CIBC Atlas Mid Cap Equity Fund. See Note 1 in Notes to Financial Statements.
(3)	Value is less than $0.01 per share.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Six Months	Year Ended October 31,				Period
	Ended April					Ended
	30, 2019					October 31,
Institutional Class	(Unaudited)	2018(2)	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$11.26	$11.04	$10.00	$9.68	$10.08	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.15	0.28	0.27	0.30	0.31	0.09
Net Realized and Unrealized Gain (Loss)	0.84	0.23	1.04	0.32	(0.37)	0.05

Total from Investment Operations	0.99	0.51	1.31	0.62	(0.06)	0.14

Dividends and Distributions:
Net Investment Income	(0.14)	(0.29)	(0.27)	(0.30)	(0.31)	(0.06)
Net Realized Gains	(0.05)	—	—	—	(0.03)	—

Total Dividends and Distributions	(0.19)	(0.29)	(0.27)	(0.30)	(0.34)	(0.06)

Net Asset Value, End of Period	$12.06	$11.26	$11.04	$10.00	$9.68	$10.08

Total Return †	8.96%	4.60%	13.20%	6.55%	(0.67)%	1.42%

Ratios and Supplemental Data Net Assets, End of Period (Thousands)	$393,260	$329,434	$322,712	$234,464	$209,754	$116,640
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.70%**	0.71%	0.73%	0.74%	0.79%‡	0.85%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.70%**	0.71%	0.73%	0.74%	0.77%	0.97%**
Ratio of Net Investment Income to Average Net Assets	2.65%**	2.49%	2.54%	3.13%	3.10%	2.76%**
Portfolio Turnover Rate	12%***	25%	17%	24%	29%	6%***

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	Commenced operations on June 27, 2014.
(2)	On June 25, 2018, the name of the AT Income Opportunities Fund changed to CIBC Atlas Income Opportunities Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months	Period	Year Ended August 31,
	Ended April	Ended
	30, 2019	October 31,
Institutional Class	(Unaudited)	2018(1)	2018(2)	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$30.98	$34.57	$28.28	$26.32	$26.78	$29.34	$26.03

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.09)	(0.05)	(0.22)	(0.17)	(0.19)	(0.24)	(0.29)
Net Realized and Unrealized Gain (Loss)	2.85	(3.54)	9.56	3.99	1.90	0.95	3.60

Total from Investment Operations	2.76	(3.59)	9.34	3.82	1.71	0.71	3.31

Dividends and Distributions:
Net Realized Gains	(4.77)	—	(3.05)	(1.86)	(2.17)	(3.27)	—

Total Dividends and Distributions	(4.77)	—	(3.05)	(1.86)	(2.17)	(3.27)	—

Redemption Fees (Note 2)	—	—	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Period	$28.97	$30.98	$34.57	$28.28	$26.32	$26.78	$29.34

Total Return †	12.94%	(10.38)%	35.54%	15.94%	6.54%	2.63%	12.72%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$182,904	$166,180	$187,736	$139,450	$137,960	$134,970	$158,927
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.10%**‡(4)	1.10%**‡(4)	1.10%	1.10%	1.10%	1.11%(4)	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.95%**(4)	0.94%**(4)	1.15%	1.37%	1.38%	1.36%(4)	1.33%
Ratio of Net Investment Loss to Average Net Assets (Including Waivers)	(0.65)%**	(0.88)%**	(0.72)%	(0.67)%	(0.74)%	(0.86)%	(1.03)%
Portfolio Turnover Rate	34%***	4%***	50%	36%	46%	54%	73%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
***	Not Annualized
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the All Cap Growth Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year
	Six Months	Period	Year Ended August 31,
Institutional Class	Ended April 30, 2019 (Unaudited)	Ended October 31, 2018(1)	2018(2)	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.44	$40.60	$36.55	$31.29	$30.76	$33.73	$28.98

Income (Loss) from Investment Operations:

Net Investment Income*	0.12	—	0.30	0.23	0.08	0.30	0.40
Net Realized and Unrealized Gain (Loss)	3.25	(2.10)	5.35	5.33	1.04	(2.04)	6.33

Total from Investment Operations	3.37	(2.10)	5.65	5.56	1.12	(1.74)	6.73

Dividends and Distributions:
Net Investment Income	(0.25)	(0.06)	(0.81)	(0.30)	(0.29)	(0.53)	(0.56)
Net Realized Gains	(1.88)	—	(0.79)	—	(0.30)	(0.70)	(1.42)

Total Dividends and Distributions	(2.13)	(0.06)	(1.60)	(0.30)	(0.59)	(1.23)	(1.98)

Redemption Fees (Note 2)	—	—	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Net Asset Value, End of Period	$39.68	$38.44	$40.60	$36.55	$31.29	$30.76	$33.73

Total Return †	9.74%	(5.19)%	15.88%	17.88%	3.71%	(5.42)%	23.88%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$125,198	$111,468	$115,914	$107,340	$101,542	$222,162	$226,383
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.10%**‡(4)	1.10%**‡(4)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.95%**(4)	0.90%**(4)	1.18%	1.44%	1.41%	1.37%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets (Including Waivers)	0.63%**	(0.02)%**	0.79%	0.70%	0.25%	0.89%	1.26%
Portfolio Turnover Rate	14%***	3%***	30%	17%	41%	52%	67%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas Equity Income Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), and the CIBC Atlas Equity Income Fund (the “Equity Income Fund”), (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On January 26, 2018, the shareholders of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) and Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund” and, together with the All Cap Growth Predecessor Fund, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds in exchange for Institutional Class Shares of the Funds on February 12, 2018 in a tax-free transaction. The All Cap Growth Fund and the Equity Income Fund had no operations prior to the Reorganization.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

The Predecessor Funds were managed by Geneva Advisors, LLC prior to its acquisition by AT Investment Advisers, Inc. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the All Cap Growth Fund and the Equity Income Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Funds prior to February 12, 2018.

Effective June 25, 2018, the name of the AT Disciplined Equity Fund, AT Mid Cap Equity Fund, AT Income Opportunities Fund, AT All Cap Growth Fund and AT Equity Income Fund changed to CIBC Atlas Disciplined Equity Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas Income Opportunities Fund, CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, respectively. Each Fund’s name change had no impact on the Funds’ operations or investment objectives.

Effective June 25, 2018, AT Investment Advisers, Inc. changed its name to CIBC Private Wealth Advisors, Inc. The name change had no impact to the management or operations of the Funds.

At a meeting held on February 27, 2018, the Board of Trustees of The Advisors’ Inner Circle Fund approved a change in the fiscal year end from August 31st to October 31st for the CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund. The change in fiscal year end was effective on October 31, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

The Funds’ Fair Value Procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no securities which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2019, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

For the period ended April 30, 2019, the average monthly balances for written options were as follows:

Average Market Value for Written Options:	$111,733

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written equity options are reported on the Statement of Operations as net realized gain or loss on written equity options and net change in unrealized depreciation or appreciation on written equity options. Written options transactions entered into during the period ended April 30, 2019, are subject to equity risk.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — Prior to February 12, 2018, the All Cap Growth Fund and Equity Income Fund imposed a 2.00% redemption fee on the current value of shares redeemed less than 60 days from the date of purchase. After February 12, 2018, no redemption fee was charged. The redemption fee was recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2019, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund and Equity Income Fund paid $281,265, $173,469, $97,572, $44,535 and $31,416, respectively, for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended April 30, 2019, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund and Equity Income Fund earned credits of $161, $77, $42, $178 and $113, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund and Equity Income Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund and 0.80% of the average daily net assets of the Equity Income Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10% and 1.10% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund and Equity Income Fund, respectively, until February 28, 2020. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2019, there are no previously waived fees that are eligible to be recaptured from the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund. At April 30, 2019, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Expiring:	All Cap Growth Fund	Equity Income Fund
2020	$391,323	$378,234
2021	245,888	238,874
2022	—	—

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

6. Capital Share Transactions:

	Disciplined Equity Fund
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	5,214,989	99,835,316	5,127,379	104,650,171
Reinvestment of Dividends and Distributions	3,936,730	69,938,695	1,096,905	21,194,875
Redeemed	(3,539,721)	(67,321,887)	(5,610,532)	(111,901,795)

Net Increase in Shares Outstanding from Share Transactions	5,611,998	102,452,124	613,752	13,943,251

	Mid Cap Equity Fund
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	3,738,450	52,747,377	7,990,683	114,080,602
Redeemed	(3,465,908)	(47,460,670)	(3,447,859)	(48,884,891)

Net Increase in Shares Outstanding from Share Transactions	272,542	5,286,707	4,542,824	65,195,711

	Income Opportunities Fund
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	4,813,634	53,744,448	4,660,470	52,969,967
Reinvestment of Dividends and Distributions	329,526	3,595,739	373,028	4,213,151
Redeemed	(1,791,436)	(20,127,416)	(5,006,932)	(56,815,692)

Net Increase in Shares Outstanding from Share Transactions	3,351,724	37,212,771	26,566	367,426

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

	All Cap Growth Fund*
	Six Months Ended April 30, 2019		Period Ended October 31, 2018(1)		Year Ended August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	697,543	18,037,855	155,992	5,137,278	807,325	25,104,138
Reinvestment of Dividends and Distributions	1,068,351	24,550,713	–	–	509,692	14,271,384
Redemption Fees	–	–	–	–	–	1,654
Redeemed	(815,923)	(21,476,574)	(222,643)	(7,508,289)	(951,275)	(28,794,335)

Net Institutional Class Share Transactions	949,971	21,111,994	(66,651)	(2,371,011)	365,742	10,582,841

Class R
Issued	N/A	N/A	N/A	N/A	4,539	129,534
Reinvestment of Dividends and Distributions	N/A	N/A	N/A	N/A	13,639	365,374
Redeemed	N/A	N/A	N/A	N/A	(15,223)	(422,012)

Net Class R Share Transactions	N/A	N/A	N/A	N/A	2,955	72,896

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	949,971	21,111,994	(66,651)	(2,371,011)	368,697	10,655,737

*On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund (the “AT All Cap Growth Fund”). Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. Effective June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1.

(1) For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

	Equity Income Fund**
	Six Months Ended April 30, 2019		Period Ended October 31, 2018(1)		Year Ended August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	310,054	11,378,717	80,921	3,226,442	195,067	7,398,493
Reinvestment of Dividends and Distributions	183,253	6,218,344	3,893	158,808	121,111	4,510,726
Redeemed	(238,406)	(8,775,156)	(39,679)	(1,599,369)	(432,476)	(16,315,821)

Net Institutional Class Share Transactions	254,901	8,821,905	45,135	1,785,881	(116,298)	(4,406,602)

Class R
Issued	N/A	N/A	N/A	N/A	517	19,310
Reinvestment of Dividends and Distributions	N/A	N/A	N/A	N/A	1,147	42,660
Redeemed	N/A	N/A	N/A	N/A	(1,341)	(51,459)

Net Class R Share Transactions	N/A	N/A	N/A	N/A	323	10,511

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	254,901	8,821,905	45,135	1,785,881	(115,975)	(4,396,091)

**On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. Effective June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1.

(1) For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas Equity Income Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2019, are as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Disciplined Equity Fund	$100,410,795	$61,890,992	$–	$–
Mid Cap Equity Fund	59,015,073	59,054,109	–	–
Income Opportunities Fund	56,251,851	38,244,301	11,291,936	–
All Cap Growth Fund	54,050,278	56,479,627	–	–
Equity Income Fund	20,496,790	15,934,809	–	–

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2018 and October 31, 2017 for the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund and the period ended October 31, 2018 and years ended August 31, 2018 and August 31, 2017 for All Cap Growth Fund and Equity Income Fund were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Disciplined Equity Fund
2018	$7,385,720	$16,820,129	$–	$24,205,849
2017	7,050,909	4,485,320	–	11,536,229
Mid Cap Equity Fund
2018	–	–	–	–
2017	–	4,980,771	2,541	4,983,312
Income Opportunities Fund
2018	8,368,583	–	–	8,368,583
2017	7,278,666	–	–	7,278,666
All Cap Growth Fund
2018(1)	–	–	–	–
2018	–	15,046,568	–	15,046,568
2017	–	9,241,542	–	9,241,542
Equity Income Fund
2018(1)	160,014	–	–	160,014
2018	2,363,744	2,305,566	–	4,669,310
2017	948,778	–	–	948,778

(1) For the period ended September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund and the CIBC Atlas Equity Income Fund changed their fiscal year end to October 31 (See Note 1 in Notes to Financials).

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Disciplined Equity Fund	$5,904,654	$61,567,266	$—	$—	$376,936,276	$—	$444,408,196
Mid Cap Equity Fund	—	—	(974,795)	(8,940,789)	110,110,920	(2)	100,195,334
Income Opportunities Fund	469,782	1,478,466	—	—	32,698,683	1	34,646,932
All Cap Growth Fund	—	24,651,475	(1,038,041)	—	60,034,168	(1)	83,647,601
Equity Income Fund	463,903	5,471,751	(39,315)	(153,875)	36,873,457	(12)	42,615,909

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2018 through October 31, 2018. For the tax year ended October 31, 2018, the Mid Cap Equity Fund, All Cap Growth Fund and Equity Income Fund elected to treat qualified ordinary late year loss of $974,795, $1,038,041 and $39,315, respectively, as arising in the following fiscal year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards, all of which are not subject to expiration, are as follows:

	Short-Term Loss	Long-Term Loss	Total
Mid Cap Equity Fund	$5,760,544	$3,180,245	$8,940,789
Equity Income Fund	153,875	—	153,875

During the year ended October 31, 2018, Mid Cap Equity Fund and Income Opportunities Fund utilized $3,830,318 and $981,051, respectively, of capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Disciplined Equity Fund	$671,724,361	$475,181,557	$(7,239,728)	$467,941,829
Mid Cap Equity Fund	496,327,321	213,038,265	(7,982,592)	205,055,673
Income Opportunities Fund	329,718,844	65,044,771	(2,778,828)	62,265,943
All Cap Growth Fund	109,432,606	75,705,522	(58,511)	75,647,011
Equity Income Fund	78,039,654	47,574,056	(567,252)	47,006,804

9. Concentration of Risk:

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Foreign Securities Risk (Disciplined Equity Fund) — Investments in securities of foreign issuers (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk (All Cap Growth Fund, Equity Income Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Micro-, Small- and Medium-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund) — Investing in equity securities of micro-, small- and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Preferred Stock Risk (Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Management Risk (Disciplined Equity Fund, Equity Income Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk (Disciplined Equity Fund, Equity Income Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Convertible Securities Risk (Mid Cap Equity Fund, Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of underlying common stock because of the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles.

Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because closed-end funds and ETFs are listed on national stock exchanges

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

monopolies.

Large-Capitalization Company Risk (All Cap Growth Fund, Equity Income Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REIT Risk (Equity Income Fund) — REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

10. Line of Credit:

The Funds entered into an agreement on July 27, 2018, which enables them to participate in an $80 million uncommitted revolving line of credit with the Custodian. The agreement is set to expire on July 26, 2019. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. As of April 30, 2019, there were no borrowings outstanding in the Funds.

11. Other:

At April 30, 2019, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

	No. of Shareholders	% Ownership
Disciplined Equity Fund	4	88%
Mid Cap Equity Fund	4	94%
Income Opportunities Fund	3	83%
All Cap Growth Fund	2	90%
Equity Income Fund	2	92%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

13. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019 (Unaudited)

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2018 to April 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
CIBC Atlas Disciplined Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,106.70	0.75%	$3.92
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.10	0.75%	$3.76
CIBC Atlas Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,147.30	0.84%	$4.47
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.60	0.84%	$4.21
CIBC Atlas Income Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,089.60	0.70%	$3.63
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.30	0.70%	$3.51
CIBC Atlas All Cap Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,129.40	1.10%	$5.81
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.30	1.10%	$5.51
CIBC Atlas Equity Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,097.40	1.10%	$5.72
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.30	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019